51 Madison Avenue

New York, New York 10010

August 30, 2018

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	IndexIQ Active ETF Trust (the “Registrant”)
Registration Nos.: 333-183489 and 811-22739

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 18 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed with the Securities and Exchange Commission on August 28, 2018 (the “Amendment”); and

2.  The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary